Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	We have adopted an Executive Officer Clawback Policy (the “Clawback Policy”), in accordance with the Nasdaq listing standards and Rule 10D-1 if the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which applies to our current and former executive officers. Under the Clawback Policy, we are required to recoup the amount of any Erroneously Awarded Compensation (as defined in the Clawback Policy) on a pre-tax basis within a specified lookback period in the event of any Accounting Restatement (as defined in the Clawback Policy), subject to limited impracticability exception. A copy of the Clawback Policy is filed as an exhibit to our 2025 Annual Report.